Lines of Businesses- Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Segment	Dec. 31, 2012	Dec. 31, 2011
Revenue	$ 14,903	$ 14,479	$ 14,680
Number of principal businesses (segment)	2
United Kingdom
Percentage of revenue (percent)	15.00%	16.00%	15.00%
Revenue	$ 2,300	$ 2,300	$ 2,200